MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST     TWO WORLD TRADE CENTER,
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 2000     NEW YORK, NEW YORK 10048

DEAR SHAREHOLDER:

Over the 12-month period ended September 30, 2000, the economy overcame potential Y2K concerns, rising interest rates, soaring oil prices and tight labor markets to produce four quarters of better than 5 percent GDP growth. In large part this accomplishment was due to the ongoing technological revolution that enabled productivity to soar and wages and salaries to outpace inflation. As the economy gathered momentum, worries that its strength could worsen inflation prompted the Federal Reserve to raise the federal funds rate to 6.5 percent by late spring. During the period of rising short-term rates, yields on intermediate U.S. Treasuries surged nearly 1 percentage point. However, in the following months indications of a slower economy encouraged investors to push longer-term interest rates lower. Five-year Treasury yields rose to 6.81 percent in mid May before falling nearly one percentage point from this level by the end of September. Longer maturities peaked in yield in January because of a reduction in the issuance of such Treasury debt in response to a burgeoning budget surplus. At the end of September, 10-year and 30-year Treasuries were yielding 5.80 percent and 5.88 percent, respectively, below where they were one year earlier.

Corporate markets did not fare as well, with yields remaining high as a result of investors' increased sensitivity to potential credit erosion from reduced earnings projections and a slowing economy. Retailing was hit particularly hard by a series of disappointing monthly sales figures, and the financial services sector was periodically battered by liquidity concerns at certain institutions.

LOAN SYNDICATION OVERVIEW

The syndicated loan market experienced greater volatility during the period as an increase in corporate defaults and a rise in nonperforming loans negatively affected the sector's performance. According to Moody's Investors Service, the corporate default rate for the 12-month

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 2000, CONTINUED

period ended September 30, 2000, was approximately 5.13 percent. Despite this difficult operating environment, however, senior loans were less volatile than comparable asset classes, due to their seniority in corporate capital structures and asset coverage. In addition, the floating-rate mechanism of senior loans further insulated the loans from the steady increase in interest rates.

Growth in the senior loan asset class was measurably slower in 2000 versus 1999. There were fewer refinancings, because of the higher-interest-rate environment and increased volatility in the equity and high-yield markets -- key components to deal structures that include senior loans.

PERFORMANCE

For the 12-month period ended September 30, 2000, Morgan Stanley Dean Witter Prime Income Trust returned 6.87 percent. The Trust's net asset value declined from $9.87 to $9.72 per share during its fiscal year. This decline reflects an increased default rate for senior loans as well as technical pressure on the sector's market values. The Trust's annual distribution rate as of September 30, 2000, was 8.63 percent, a 200- to 300-basis-point yield advantage over short-term debt instruments.

The Trust's net assets exceeded $2.8 billion at the close of September, an increase of nearly 15 percent during the fiscal year. Assets of the Trust continued to grow, the result in large part to new subscriptions of $595.3 million and dividend reinvestment of $96.9 million. The Trust's four quarterly tenders totaled $280 million, or approximately 9.7 percent of net assets at the end of September.

PORTFOLIO STRATEGY

The Trust seeks to provide a high level of current income consistent with the preservation of capital by investing its assets primarily in senior loans, which generally pay interest at rates that float or are reset at a margin above a generally recognized base-lending rate. These base-lending rates are the prime rate, London Interbank Offered Rate (LIBOR) or other base-lending rates typically used by commercial lenders. The Trust continues to place a premium on strict credit analysis when evaluating investments for the portfolio. The portfolio is widely diversified, allowing the Trust to avoid concentrations in any one industry or issuer. At fiscal year-end, the Trust had exposure to nearly 200 issuers across more than eighty industry segments. The Trust continues to seek investments in industries and issuers with strong asset coverage, justified market positions and sufficient liquidity as well as strong overall capital structures.

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 2000, CONTINUED

LOOKING AHEAD

Our long-term outlook for the senior loan asset class remains positive. Although we do anticipate that the corporate default rate may increase over the short term, we believe the senior loan asset class continues to offer benefits to investors. Corporate earnings growth rates are expected to decline for the remainder of 2000 and into 2001. We also expect interest rates to remain in the current range or possibly to trend slightly lower over the first half of 2001.

Going forward, we will continue to maintain a watchful eye on credit conditions in the senior loan sector. In addition, we will continue to scrutinize the financial position of the Trust's borrowers and uphold our strict screening process for credit approval, both for positions owned and for potential investments.

We appreciate your ongoing support of Morgan Stanley Dean Witter Prime Income Trust and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

[/S/ MITCHELL M. MERIN]

MITCHELL M. MERIN
PRESIDENT

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2000

PRINCIPAL
AMOUNT IN                                                                            COUPON     MATURITY
THOUSANDS                                                                             RATE        DATE        VALUE
------------------------------------------------------------------------------------------------------------------------
           SENIOR COLLATERALIZED TERM LOANS (a) (85.9%)
           AEROSPACE & DEFENSE (1.2%)
 $14,662   Avborne, Inc. (b).....................................................  10.44-10.50% 06/30/05  $   14,660,457
   6,895   Decrane Aircraft Holdings,
             Inc. (b)............................................................     10.12     09/30/05       6,894,583
  12,973   The Fairchild Corporation (b).........................................  9.62-12.62   04/30/06      12,980,496
                                                                                                          --------------
                                                                                                              34,535,536
                                                                                                          --------------
           AIR FREIGHT/COURIERS (1.1%)
   8,417   Erickson Air-Crane Co.,
             L.L.C. (b)..........................................................     10.16     12/31/04       8,413,286
   2,417   Evergreen International Aviation, Inc. (b)............................   9.89-9.91   05/31/02       2,415,764
   6,102   Evergreen International Aviation, Inc. (b)............................     9.91      05/07/03       6,099,169
   6,888   Evergreen International Aviation, Inc. (b)............................     9.88      05/02/04       6,887,477
   7,671   First Security Bank, National Association as Owner
             Trustee (b).........................................................     9.99      05/07/03       7,670,958
                                                                                                          --------------
                                                                                                              31,486,654
                                                                                                          --------------
           APPAREL/FOOTWEAR (1.9%)
  14,311   American Marketing Industries, Inc. (b)...............................  10.44-10.50  11/29/02      14,308,935
   3,860   American Marketing Industries, Inc. (b)...............................  10.44-10.50  11/30/03       3,859,444
   2,681   American Marketing Industries, Inc. (b)...............................  10.44-10.50  11/30/04       2,680,706
   4,144   American Marketing Industries, Inc. (b)...............................  10.44-10.50  11/30/05       4,142,999
   6,427   Arena Brands, Inc. (b)................................................  10.01-10.51  06/01/02       6,424,735
   1,418   Arena Brands, Inc. (Revolver) (b).....................................  9.87-11.75   06/01/02       1,418,633
  16,094   St. John Knits International,
             Inc. (b)............................................................     9.63      07/31/07      16,088,125
   5,859   The William Carter Co.................................................   8.69-8.94   10/30/03       5,856,539
                                                                                                          --------------
                                                                                                              54,780,116
                                                                                                          --------------
           AUTO PARTS - O.E.M. (2.2%)
   9,600   Accuride Corp. (b)....................................................     8.25      01/21/06       9,360,000
   7,275   Accuride Corp. (b)....................................................   8.94-9.00   01/21/07       7,274,957
   9,975   Amcan Consolidated Technologies Corp. (b).............................     10.69     03/28/07       9,879,739
   6,266   J.L. French Automotive Castings, Inc..................................     9.47      10/21/06       6,138,667
   6,982   Polypore Inc. (b).....................................................     10.13     12/31/06       6,982,430
   2,638   Special Devices, Inc. (b).............................................     10.19     12/15/05       2,637,015

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2000, CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON     MATURITY
THOUSANDS                                                                             RATE       DATE         VALUE
------------------------------------------------------------------------------------------------------------------------
 $ 7,860   Stoneridge, Inc.......................................................     10.16%    12/31/05  $    7,860,885
   2,345   Tenneco, Inc. (b).....................................................     9.97      11/04/07       2,345,074
   2,345   Tenneco, Inc. (b).....................................................     10.22     05/04/08       2,345,051
   9,950   Transportation Technologies Industries, Inc. (b)......................     10.41     03/31/07       9,946,465
                                                                                                          --------------
                                                                                                              64,770,283
                                                                                                          --------------
           AUTOMOTIVE AFTERMARKET (0.1%)
   1,118   Safelite Glass Corp. (b)..............................................     11.14     09/30/07       1,118,128
   1,118   Safelite Glass Corp. (b)..............................................     11.64     09/30/07       1,118,128
                                                                                                          --------------
                                                                                                               2,236,256
                                                                                                          --------------
           BEVERAGES - NON-ALCOHOLIC (0.3%)
   9,405   The American Bottling Co..............................................     9.63      10/07/07       9,406,317
                                                                                                          --------------
           BROADCAST/MEDIA (2.6%)
  20,000   Benedek Broadcasting Corp. (b)........................................   9.89-9.96   11/20/07      19,997,446
   9,920   Black Entertainment Television, Inc...................................     8.38      06/30/06       9,800,166
   2,850   Cumulus Media, Inc. (b)...............................................     9.66      09/30/07       2,849,145
   1,900   Cumulus Media, Inc. (b)...............................................     9.66      02/28/08       1,899,430
   2,500   Entravision Communications Corp. (b)..................................     9.94      12/31/08       2,492,975
   5,000   Gray Communications Systems, Inc. (b).................................     9.88      12/31/05       4,999,950
   4,200   Nassau Broadcasting Partners I, LLC (b)...............................     10.39     12/04/07       4,199,202
  17,167   Sinclair Broadcast Group, Inc. (b)....................................     7.91      09/15/05      17,161,517
  10,000   Susquehanna Media Co..................................................     9.13      06/30/08      10,025,000
                                                                                                          --------------
                                                                                                              73,424,831
                                                                                                          --------------
           CABLE/SATELLITE TV (2.7%)
  15,000   Century Cable Holdings, LLC...........................................     9.66      12/31/09      14,995,350
  28,000   Charter Communications Operating, LLC.................................     9.24      03/18/08      27,963,880
  10,000   Charter Communications Operating, LLC.................................     9.24      09/18/08       9,993,800
   3,474   Classic Cable, Inc....................................................   9.44-9.56   01/31/08       3,460,658
   5,862   Classic Cable, Inc. (b)...............................................   9.44-9.56   01/31/08       5,860,875
  15,000   RCN Corp. (b).........................................................     10.25     06/03/07      14,999,400
                                                                                                          --------------
                                                                                                              77,273,963
                                                                                                          --------------
           CASINO/GAMING (0.6%)
   5,342   Alliance Gaming Corp. (b).............................................     10.87     01/31/05       5,342,079
   2,130   Alliance Gaming Corp. (b).............................................     11.12     07/31/05       2,130,249
   5,000   Harrah's Jazz Co. (b).................................................     8.00      04/30/05       5,000,950
   2,660   Isle of Capri Casinos, Inc............................................  9.88-10.05   03/02/06       2,676,013

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2000, CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON     MATURITY
THOUSANDS                                                                             RATE       DATE         VALUE
------------------------------------------------------------------------------------------------------------------------
 $ 2,328   Isle of Capri Casinos, Inc............................................  10.02-10.45% 03/02/07  $    2,341,512
                                                                                                          --------------
                                                                                                              17,490,803
                                                                                                          --------------
           CELLULAR TELEPHONE (4.3%)
   8,400   American Cellular Corp................................................     9.63      03/31/08       8,405,796
   9,600   American Cellular Corp................................................     9.88      03/31/09       9,606,624
  16,476   Centennial Puerto Rico Operating Corp.................................     9.62      05/31/07      16,520,480
  10,219   Centennial Puerto Rico Operating Corp.................................     9.87      11/30/07      10,249,505
   4,962   Dobson Operating Co., L.L.C...........................................     9.64      12/31/07       4,960,713
  14,925   Dobson Operating Co., L.L.C...........................................     9.63      03/31/08      14,939,925
  35,602   Microcell Connexions, Inc. (b)........................................   9.66-9.87   03/01/06      35,599,295
  12,500   Rural Cellular Corp...................................................     9.63      10/03/08      12,503,875
  12,500   Rural Cellular Corp...................................................     9.88      04/03/09      12,503,875
                                                                                                          --------------
                                                                                                             125,290,088
                                                                                                          --------------
           CHEMICALS: MAJOR DIVERSIFIED (0.7%)
   9,925   Georgia Gulf Corp.....................................................     9.38      11/12/06       9,973,368
  10,000   Huntsman Corp. (b)....................................................     9.75      12/31/05       9,999,600
                                                                                                          --------------
                                                                                                              19,972,968
                                                                                                          --------------
           CHEMICALS: SPECIALTY (1.6%)
   7,425   Huntsman ICI Chemicals LLC............................................     9.69      06/30/07       7,485,736
   7,425   Huntsman ICI Chemicals LLC............................................  9.94-10.00   06/30/08       7,485,736
   9,435   Lyondell Chemical Company.............................................     10.37     06/30/05       9,558,549
   6,773   Pioneer America Acqusitions Corp. (b).................................   8.92-9.75   12/05/06       6,775,225
   8,000   Pioneer Americas, Inc. (b)............................................   9.18-9.79   12/05/06       7,998,992
   7,999   Vining Industries, Inc. (b)...........................................     9.44      03/31/05       7,997,697
                                                                                                          --------------
                                                                                                              47,301,935
                                                                                                          --------------
           COAL (0.3%)
  14,717   Quaker Coal Company,
             Inc. (b) (d)........................................................     13.00     06/30/06       7,838,419
                                                                                                          --------------
           COMPUTER COMMUNICATIONS (0.5%)
  13,390   Acterna Corporation...................................................     9.89      09/30/07      13,400,254
                                                                                                          --------------
           COMPUTERS SOFTWARE AND SERVICES (0.2%)
   7,044   DecisionOne Corp. (b).................................................  10.09-11.75  04/18/05       6,691,339
                                                                                                          --------------
           CONSTRUCTION MATERIALS (0.5%)
   6,562   Dayton Superior Corp. (b).............................................   9.69-9.75   06/01/08       6,559,431
   8,938   Onex ABCO Limited
             Partnership (b).....................................................     10.12     11/15/05       8,936,487
                                                                                                          --------------
                                                                                                              15,495,918
                                                                                                          --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2000, CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON     MATURITY
THOUSANDS                                                                             RATE       DATE         VALUE
------------------------------------------------------------------------------------------------------------------------
           CONSUMER SUNDRIES (1.6%)
 $ 2,357   American Safety Razor Co..............................................  10.41-10.47% 04/30/07  $    2,356,270
   8,155   Amscan Holdings, Inc. (b).............................................   9.06-9.16   12/31/04       8,152,591
  17,000   Jostens, Inc..........................................................     10.18     05/03/08      17,079,050
     878   The Boyds Collection, Ltd. (b)........................................   8.74-8.75   04/21/06         877,774
     979   World Kitchen, Inc.
             (Revolver) (b)......................................................  9.01-11.00   04/09/05         979,170
  15,680   World Kitchen, Inc. (b)...............................................   9.35-9.57   10/09/06      15,674,776
                                                                                                          --------------
                                                                                                              45,119,631
                                                                                                          --------------
           CONSUMER/BUSINESS SERVICES (2.9%)
  11,435   Bridge Information Systems,
             Inc. (b)............................................................     10.44     05/29/03      11,432,465
   2,360   Bridge Information Systems,
             Inc. (Revolver) (b).................................................     10.44     05/29/03       2,359,773
  14,610   Bridge Information Systems,
             Inc. (b)............................................................     10.69     05/29/05      14,606,519
  23,357   Buhrmann US Inc.......................................................     10.25     10/26/07      23,442,969
   8,445   InfoUSA, Inc. (b).....................................................     10.19     06/30/06       8,444,514
   4,000   Iron Mountain, Inc....................................................   9.44-9.59   09/15/00       4,032,160
   9,444   Prime Succession, Inc. (b)............................................     11.75     08/01/03       9,444,444
   9,336   Rose Hills Co. (b)....................................................     8.94      12/01/03       9,333,557
                                                                                                          --------------
                                                                                                              83,096,401
                                                                                                          --------------
           CONTAINERS/PACKAGING (2.0%)
   1,764   Graham Packaging Co...................................................     9.75      01/31/06       1,760,306
   8,110   Graham Packaging Co...................................................  10.00-10.06  01/31/07       8,094,530
  10,000   Huntsman Packaging Corp...............................................     9.69      05/31/08       9,776,400
   9,000   Impress Metal Packaging Holdings B.V. (b).............................     9.87      12/31/06       8,977,410
  14,000   LLS Corp. (b).........................................................  9.91-10.02   07/31/06      13,991,390
   4,950   Nexpak Corp. (b)......................................................     10.03     12/31/05       4,949,833
   4,937   Nexpak Corp. (b)......................................................     10.19     12/31/06       4,936,247
   4,988   Tekni-Plex, Inc.......................................................     10.19     06/21/08       5,011,839
                                                                                                          --------------
                                                                                                              57,497,955
                                                                                                          --------------
           DISCOUNT STORES (0.5%)
  15,164   Tuesday Morning Corp. (b).............................................     9.62      12/29/04      15,163,942
                                                                                                          --------------
           DRUGSTORE CHAINS (0.6%)
   9,750   Duane Reade, Inc. (b).................................................   9.44-9.50   02/15/05       9,749,801
   8,107   Duane Reade, Inc. (b).................................................   9.69-9.75   02/15/06       8,107,393
                                                                                                          --------------
                                                                                                              17,857,194
                                                                                                          --------------
           EDUCATION (0.3%)
   9,164   Children's Discovery Centers of America (b)...........................     9.81      06/30/05       9,160,957
                                                                                                          --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2000, CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON     MATURITY
THOUSANDS                                                                             RATE       DATE         VALUE
------------------------------------------------------------------------------------------------------------------------
           ELECTRIC UTILITIES (0.3%)
 $10,000   Western Resources, Inc................................................     9.38%     03/17/03  $   10,058,300
                                                                                                          --------------
           ELECTRONIC COMPONENTS (0.8%)
   7,329   Communications Instruments, Inc. (b)..................................  10.31-10.38  03/15/04       7,328,568
   8,314   Dynamic Details, Inc. (b).............................................     9.13      04/22/05       8,313,465
   7,000   Knowles Electronics, Inc. (b).........................................  9.81-10.00   06/29/07       6,998,693
                                                                                                          --------------
                                                                                                              22,640,726
                                                                                                          --------------
           ELECTRONIC PRODUCTION EQUIPMENT (0.2%)
   5,661   Telex Communications, Inc. (b)........................................     10.38     11/06/04       5,660,978
                                                                                                          --------------
           ENERGY (0.5%)
  15,000   AES Texas Funding II, LLC.............................................     9.38      04/24/01      15,002,400
                                                                                                          --------------
           ENGINEERING & CONSTRUCTION (0.5%)
  15,000   Washington Group International, Inc...................................     9.87      07/07/07      15,009,300
                                                                                                          --------------
           ENTERTAINMENT & LEISURE (0.6%)
   7,500   MGM Studios, Inc......................................................     9.44      03/31/06       7,443,750
  10,000   Six Flags, Inc........................................................   9.88-9.93   09/30/05      10,068,100
                                                                                                          --------------
                                                                                                              17,511,850
                                                                                                          --------------
           ENVIRONMENTAL SERVICES (2.2%)
  27,727   Allied Waste Industries, Inc. (b).....................................   9.44-9.75   07/30/06      26,905,714
  27,273   Allied Waste Industries, Inc. (b).....................................   9.69-9.75   07/30/07      26,464,636
  12,804   Environmental Systems Products Holdings, Inc. (b).....................     12.78     09/30/05       7,452,177
   3,746   Stericycle, Inc.......................................................  10.13-12.00  11/10/06       3,768,310
                                                                                                          --------------
                                                                                                              64,590,837
                                                                                                          --------------
           FINANCE - COMMERCIAL (0.3%)
   9,925   Outsourcing Solutions, Inc............................................     10.73     06/10/06       9,898,103
                                                                                                          --------------
           FINANCE/RENTAL/LEASING (2.8%)
   8,990   Blackstone Capital Company II, LLC (b)................................     11.19     11/30/00       8,989,257
  29,800   NationsRent, Inc......................................................     10.06     07/20/06      29,601,234
   5,531   Rent-A-Center, Inc....................................................   8.62-8.63   01/31/06       5,501,407
   6,770   Rent-A-Center, Inc....................................................   8.87-8.88   01/31/07       6,733,196
  14,813   United Rentals, Inc...................................................     9.31      06/30/05      14,590,313
   6,000   United Rentals, Inc...................................................  9.12-10.13   06/30/06       5,933,760
   8,830   Wasserstein/C & A Holdings, LLC (b)...................................     11.19     11/30/00       8,826,792
                                                                                                          --------------
                                                                                                              80,175,959
                                                                                                          --------------
           FINANCIAL PUBLISHING/SERVICES (0.3%)
   7,925   Merrill Communications LLC (b)........................................  10.37-10.39  11/23/07       7,922,265
                                                                                                          --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2000, CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON     MATURITY
THOUSANDS                                                                             RATE       DATE         VALUE
------------------------------------------------------------------------------------------------------------------------
           FOOD CHAINS (0.6%)
 $12,344   Big V Supermarkets, Inc. (b)..........................................  10.52-12.38% 08/10/03  $   12,342,149
   4,964   Big V Supermarkets, Inc. (b)..........................................     10.77     11/10/03       4,933,430
                                                                                                          --------------
                                                                                                              17,275,579
                                                                                                          --------------
           FOOD & BEVERAGES (1.5%)
   8,724   Aurora Foods, Inc. (b)................................................     9.87      06/30/05       7,797,223
   4,915   Aurora Foods, Inc. (Revolver) (b).....................................     9.87      06/30/05       4,914,456
   6,930   Aurora Foods, Inc. (b)................................................     10.37     09/30/06       6,929,861
   9,250   B&G Foods, Inc. (b)...................................................     10.52     03/03/06       9,247,040
   7,382   Eagle Family Foods, Inc. (b)..........................................  10.41-10.52  12/31/05       7,381,992
   7,960   Merisant Company......................................................     9.93      03/31/07       8,003,143
                                                                                                          --------------
                                                                                                              44,273,715
                                                                                                          --------------
           HOME BUILDING (0.7%)
  10,945   Formica Corp. (b).....................................................  10.16-10.56  04/30/06      10,943,453
   9,950   Therma-Tru Holdings, Inc. (b).........................................     10.19     05/09/07       9,946,517
                                                                                                          --------------
                                                                                                              20,889,970
                                                                                                          --------------
           HOME FURNISHINGS (0.2%)
   6,769   Sleepmaster L.L.C. (b)................................................     10.62     12/31/06       6,769,436
                                                                                                          --------------
           HOSPITAL/NURSING MANAGEMENT (3.1%)
   5,928   Columbia - HealthOne, LLC (b).........................................     10.13     06/30/05       5,927,527
   6,904   Community Health Systems, Inc.........................................     9.63      12/31/03       6,835,759
   6,904   Community Health Systems, Inc.........................................     10.13     12/31/04       6,840,109
   5,123   Community Health Systems, Inc.........................................     10.38     12/31/05       5,080,047
   8,064   FHC Health Systems, Inc. (b)..........................................     9.71      04/30/05       8,063,810
   8,065   FHC Health Systems, Inc. (b)..........................................     9.96      04/30/06       8,063,730
   4,150   GEAC/Multicare Co., Inc. (b)..........................................     11.75     09/30/04       3,668,744
   1,376   GEAC/Multicare Co., Inc. (b)..........................................     12.00     06/01/05       1,216,659
   4,268   Genesis Health Ventures, Inc. (b).....................................     10.37     06/01/05       3,772,949
   4,289   Genesis Health Ventures, Inc. (b).....................................     10.12     09/30/04       3,791,544
  17,194   Integrated Health Services,
             Inc. (b) (d)........................................................  11.06-13.25  09/30/04       4,814,250
   9,468   Interim Healthcare, Inc. (b)..........................................     13.50     02/29/04       9,468,201
   3,495   Interim Healthcare, Inc. (b)..........................................     14.00     02/28/05       3,494,893
   3,435   Magellan Health Services,
             Inc. (b)............................................................     10.56     02/12/05       3,435,511
   3,435   Magellan Health Services,
             Inc. (b)............................................................     10.81     02/12/06       3,435,511
   7,938   Ventas Realty, Limited Partnership (b)................................     9.37      12/31/02       7,936,468
   3,969   Ventas Realty, Limited Partnership (b)................................     10.37     12/31/05       3,968,115
                                                                                                          --------------
                                                                                                              89,813,827
                                                                                                          --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2000, CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON     MATURITY
THOUSANDS                                                                             RATE       DATE         VALUE
------------------------------------------------------------------------------------------------------------------------
           HOTELS/RESORTS (1.5%)
 $ 5,315   Meristar Hospitality Operating Partnership, L.P.......................     8.63%     01/31/04  $    5,312,085
  12,406   Strategic Hotel Funding, L.L.C........................................     10.37     11/16/04      12,457,984
  10,000   Wyndham International, Inc............................................     11.44     06/30/04      10,004,200
  15,000   Wyndham International, Inc............................................     10.44     06/30/06      14,861,250
                                                                                                          --------------
                                                                                                              42,635,519
                                                                                                          --------------
           INDUSTRIAL MACHINERY (1.5%)
  10,000   Flowserve Corp........................................................     10.25     06/30/08      10,030,000
   9,016   Formax, Inc. (b)......................................................  9.12-11.00   06/30/05       9,012,938
   4,950   Mueller Group, Inc....................................................  10.37-10.47  08/16/06       4,962,375
   4,950   Mueller Group, Inc....................................................  10.62-10.72  08/16/07       4,964,701
   3,990   Mueller Group, Inc. (b)...............................................  10.62-10.68  08/16/07       3,988,864
   9,950   SPX Corp..............................................................     8.94      12/31/06       9,984,228
                                                                                                          --------------
                                                                                                              42,943,106
                                                                                                          --------------
           INDUSTRIAL SPECIALTIES (1.7%)
  11,416   Advanced Glassfiber Yarns,
             LLC (b).............................................................     10.16     09/30/05      11,412,557
   5,428   Jet Plastica Industries, Inc. (b).....................................     9.38      12/31/02       5,428,216
   8,891   Jet Plastica Industries, Inc. (b).....................................     9.88      12/31/04       8,890,185
   1,327   Jet Plastica Industries, Inc. (Revolver) (b)..........................   9.31-9.44   12/31/04       1,327,028
   7,444   Metokote Corp. (b)....................................................  10.38-10.81  11/02/05       7,443,788
  15,645   Panolam Industries International, Inc. and Panolam Industries, Ltd.
             (b).................................................................  9.94-11.75   11/24/06      15,663,556
                                                                                                          --------------
                                                                                                              50,165,330
                                                                                                          --------------
           INSURANCE BROKERS/SERVICES (0.5%)
   7,196   Acordia, Inc. (b).....................................................     9.19      12/31/04       7,195,543
   2,880   Willis North America, Inc.............................................     9.19      11/19/07       2,881,210
   2,880   Willis North America, Inc.............................................     9.44      02/19/08       2,881,210
                                                                                                          --------------
                                                                                                              12,957,963
                                                                                                          --------------
           MEDICAL SPECIALTIES (1.4%)
   2,653   Alaris Medical Systems, Inc. (b)......................................     10.19     11/01/03       2,652,500
   2,653   Alaris Medical Systems, Inc. (b)......................................     10.19     11/01/04       2,652,500
   4,168   Alaris Medical Systems, Inc. (b)......................................     10.19     05/01/05       4,167,958
   6,172   Dade Behring, Inc. (b)................................................   9.56-9.69   06/30/06       6,171,214
   6,172   Dade Behring, Inc. (b)................................................   9.81-9.94   06/30/07       6,171,121
   8,935   Inamed Corp. (b)......................................................     9.69      01/31/05       8,934,612

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2000, CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON     MATURITY
THOUSANDS                                                                             RATE       DATE         VALUE
------------------------------------------------------------------------------------------------------------------------
 $ 2,455   Medical Specialties Group,
             Inc. (b)............................................................     10.16%    06/30/01  $    2,453,809
   7,136   Medical Specialties Group,
             Inc. (b)............................................................     10.91     06/30/04       7,134,223
                                                                                                          --------------
                                                                                                              40,337,937
                                                                                                          --------------
           MISCELLANEOUS COMMERCIAL SERVICES (0.3%)
   9,950   Encompass Services Corp. (b)..........................................     9.87      05/10/07       9,949,743
                                                                                                          --------------
           MISCELLANEOUS MANUFACTURING (1.2%)
  10,000   Citation Corp. (b)....................................................     10.44     12/01/07       9,996,400
   2,550   Desa International, Inc. (b)..........................................     9.94      11/26/03       2,549,796
   6,615   Desa International, Inc. (b)..........................................  10.08-12.00  11/26/04       6,614,869
   6,365   Doskocil Manufacturing Co. (b)........................................     10.64     09/30/04       6,363,890
   8,000   Insilco Technologies, Inc. (b)........................................     10.38     08/25/07       7,979,920
                                                                                                          --------------
                                                                                                              33,504,875
                                                                                                          --------------
           MOTOR VEHICLES (0.1%)
   3,366   Asbury Automotive Texas Holdings L.L.C. (b)...........................     10.38     03/31/05       3,365,495
                                                                                                          --------------
           MOVIES/ENTERTAINMENT (1.0%)
   9,472   Panavision, Inc. (b)..................................................  10.16-10.61  03/31/05       9,470,833
  22,147   United Artists Theatre Co. (b)........................................  10.87-12.75  04/21/05      18,669,617
                                                                                                          --------------
                                                                                                              28,140,450
                                                                                                          --------------
           MULTI-SECTOR COMPANIES (1.0%)
  28,000   Mafco Finance Corp. (b)...............................................     11.68     06/15/01      27,799,520
                                                                                                          --------------
           OFFICE EQUIPMENT/SUPPLIES (1.0%)
  14,813   Global Imaging Systems, Inc. (b)......................................     9.87      06/30/06      14,812,204
  17,608   US Office Products Co. (b)............................................     10.13     06/09/06      13,258,458
                                                                                                          --------------
                                                                                                              28,070,662
                                                                                                          --------------
           OILFIELD SERVICES/EQUIPMENT (0.4%)
   9,974   US Synthetic Corp. (b)................................................  10.13-10.18  05/31/05       9,970,051
                                                                                                          --------------
           OIL & GAS PIPELINES (0.2%)
   7,080   Transmontaigne, Inc. (b)..............................................     10.16     06/30/06       7,077,739
                                                                                                          --------------
           OTHER CONSUMER SERVICES (0.5%)
   7,800   PCA International, Inc. (b)...........................................     9.63      08/25/05       7,800,000
   7,823   Volume - Services, Inc. (b)...........................................  10.44-12.25  12/03/06       7,820,109
                                                                                                          --------------
                                                                                                              15,620,109
                                                                                                          --------------
           OTHER METALS/MINERALS (0.6%)
   9,921   Better Minerals & Aggregates Company (b)..............................  10.31-12.00  09/30/07       9,920,657
   7,561   CII Carbon, Inc. (b)..................................................   9.40-9.43   06/25/08       7,558,489
                                                                                                          --------------
                                                                                                              17,479,146
                                                                                                          --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2000, CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON     MATURITY
THOUSANDS                                                                             RATE       DATE         VALUE
------------------------------------------------------------------------------------------------------------------------
           PHARMACEUTICALS: OTHER (0.0%)
 $   972   King Pharmaceuticals, Inc.............................................     10.37%    12/22/06  $      973,017
                                                                                                          --------------
           PRINTING/PUBLISHING (1.8%)
   6,304   Mail-Well I Corp. (b).................................................     9.16      02/22/07       6,301,684
  10,771   The Sheridan Group, Inc. (b)..........................................     9.94      01/30/05      10,770,974
  19,854   Vertis, Inc...........................................................  10.38-10.44  12/07/08      19,852,633
   3,255   Von Hoffman Press, Inc. (b)...........................................     8.91      05/30/04       3,254,381
  10,582   Von Hoffman Press, Inc. (b)...........................................     8.91      05/30/05      10,578,946
                                                                                                          --------------
                                                                                                              50,758,618
                                                                                                          --------------
           PUBLISHING: BOOKS/MAGAZINES (1.5%)
  18,648   Advanstar Communications, Inc.........................................     9.12      04/30/05      18,647,901
   4,929   Advanstar Communications, Inc.........................................     9.62      06/30/07       4,928,994
  10,000   American Media Operations, Inc........................................  10.16-10.49  04/01/07      10,014,500
   9,150   Ziff Davis Media, Inc.................................................     10.26     03/31/07       9,176,561
                                                                                                          --------------
                                                                                                              42,767,956
                                                                                                          --------------
           PUBLISHING: NEWSPAPERS (0.9%)
   4,875   21st Century Newspapers,
             Inc. (b)............................................................     9.25      09/15/05       4,874,903
  17,500   Hollinger International Publishing, Inc. (b)..........................     9.81      12/31/04      17,499,825
   3,433   Hollinger International Publishing, Inc. (b)..........................     9.75      09/30/05       3,439,067
                                                                                                          --------------
                                                                                                              25,813,795
                                                                                                          --------------
           PULP & PAPER (1.1%)
   7,511   Alabama Pine Pulp Co., Inc. (b).......................................     10.62     06/30/03       7,135,259
   3,679   Alabama Pine Pulp Co.,
             Inc. (b) (e)........................................................     10.62     06/30/05       1,246,515
   4,927   Alabama Pine Pulp Co.,
             Inc. (b) (e)........................................................     10.75     12/31/08         203,474
   7,786   Alabama River Newsprint Co. (Participation: Toronto Dominion Bank) (b)
             (c).................................................................   8.69-8.75   12/31/02       7,521,078
   6,340   Crown Paper Co. (Revolver) (b)........................................     13.00     08/22/02       6,340,045
   8,082   Crown Paper Co. (b)...................................................     10.50     08/22/03       8,081,536
                                                                                                          --------------
                                                                                                              30,527,907
                                                                                                          --------------
           RECREATIONAL PRODUCTS/TOYS (0.8%)
   7,187   Ritvik Toys, Inc. (b).................................................     10.19     02/08/03       7,184,591
   7,187   Ritvik Toys, Inc. (b).................................................     10.69     02/08/04       7,184,447
     365   Spalding Holdings Corp. (b)...........................................     9.21      09/30/03         364,919
   4,007   Spalding Holdings Corp. (Revolver) (b)................................  9.21-11.00   09/30/03       4,007,327
   1,828   Spalding Holdings Corp. (b)...........................................     9.71      09/30/04       1,827,678
   1,828   Spalding Holdings Corp. (b)...........................................     10.21     09/30/05       1,827,641

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2000, CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON     MATURITY
THOUSANDS                                                                             RATE       DATE         VALUE
------------------------------------------------------------------------------------------------------------------------
 $ 1,052   Spalding Holdings Corp. (b)...........................................     10.71%    03/30/06  $    1,052,218
                                                                                                          --------------
                                                                                                              23,448,821
                                                                                                          --------------
           RESTAURANTS (0.1%)
   4,101   Captain D's Inc.......................................................     10.62     12/31/01       4,018,110
                                                                                                          --------------
           RETAIL-SPECIALTY (0.8%)
   7,434   CSK Auto, Inc.........................................................     8.44      10/31/03       7,425,827
   8,702   HMV Media Group PLC (b)...............................................     9.41      02/25/06       8,699,006
   5,998   HMV Media Group PLC (b)...............................................     10.23     08/25/06       5,997,840
                                                                                                          --------------
                                                                                                              22,122,673
                                                                                                          --------------
           SEMICONDUCTORS (1.5%)
   6,275   Semiconductor Components Industries, LLC..............................     10.19     08/04/06       6,324,434
  16,758   Semiconductor Components Industries, LLC..............................  9.69-10.44   08/04/07      16,831,729
  20,000   Viasystems, Inc.......................................................   9.64-9.66   03/31/07      19,980,000
                                                                                                          --------------
                                                                                                              43,136,163
                                                                                                          --------------
           SERVICES TO THE HEALTH INDUSTRY (2.1%)
  11,194   Alliance Imaging, Inc.................................................     9.94      11/02/07      11,072,799
  13,806   Alliance Imaging, Inc.................................................     10.19     11/02/08      13,656,451
  19,367   Quest Diagnostics, Inc................................................  9.69-10.48   06/15/06      19,430,475
  17,261   Unilab Corp. (b)......................................................     10.56     11/23/06      17,259,105
                                                                                                          --------------
                                                                                                              61,418,830
                                                                                                          --------------
           SPECIALTY INSURANCE (0.2%)
   2,450   BRW Acquisition, Inc. (b).............................................     9.19      07/10/06       2,449,682
   2,450   BRW Acquisition, Inc. (b).............................................     9.44      07/10/07       2,449,608
                                                                                                          --------------
                                                                                                               4,899,290
                                                                                                          --------------
           SPECIALTY STORES (1.0%)
   4,850   Caribbean Petroleum, LP (b)...........................................     10.14     09/30/05       4,848,351
   3,269   Cumberland Farms, Inc. (Participation Merrill Lynch & Co., Inc.) (b)
             (c).................................................................     11.00     12/31/00       3,268,491
   7,453   Petro Stopping Centers, L.P. (b)......................................     9.66      07/23/06       7,450,889
  12,227   The Pantry, Inc.......................................................     10.13     01/31/06      12,227,346
   1,519   The Pantry, Inc.......................................................     10.38     07/31/06       1,519,440
                                                                                                          --------------
                                                                                                              29,314,517
                                                                                                          --------------
           STEEL (0.9%)
  12,181   ISPAT Inland, L.P.....................................................     8.87      07/16/05      12,180,529
  12,243   ISPAT Inland, L.P.....................................................     9.37      07/16/06      12,243,189
                                                                                                          --------------
                                                                                                              24,423,718
                                                                                                          --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2000, CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON     MATURITY
THOUSANDS                                                                             RATE       DATE         VALUE
------------------------------------------------------------------------------------------------------------------------
           TELECOMMUNICATION EQUIPMENT (2.4%)
 $15,000   American Tower, L.P., American Towers, Inc. and ATC
             Teleports, Inc......................................................     9.98%     12/31/07  $   15,095,400
   4,214   Channel Master, Inc. (b)..............................................  9.14-11.00   10/10/05       4,213,768
   7,000   Crown Castle Operating Co.............................................     9.38      03/15/08       7,022,820
  21,000   Pinnacle Towers, Inc. (b).............................................     9.41      06/30/07      20,991,810
  21,674   Superior Telecom, Inc.................................................     10.44     11/27/05      21,521,315
                                                                                                          --------------
                                                                                                              68,845,113
                                                                                                          --------------
           TELECOMMUNICATIONS (6.8%)
  22,000   360network holdings (USA) inc.........................................     13.00     12/31/07      21,890,000
  10,526   Alaska Communications Systems Holdings, Inc...........................     9.63      11/14/07      10,521,053
   9,474   Alaska Communications Systems Holdings, Inc...........................     9.88      05/14/08       9,468,947
   7,406   Davel Financing Co., LLC (b)..........................................     10.87     06/23/05       1,185,000
   7,452   Fairpoint Communications, Inc.........................................   9.25-9.44   03/31/06       7,451,688
   9,750   Fairpoint Communications, Inc.........................................  9.69-11.25   03/31/07       9,750,137
  20,000   Global Crossing Holdings, Ltd.........................................     9.38      06/30/06      20,135,800
  25,000   KMC Telecom, Inc. (b).................................................     12.00     07/01/07      24,998,000
  10,000   Level 3 Communications, Inc. (b)......................................     10.48     01/15/08      10,034,400
  20,000   McleodUSA Inc.........................................................     9.63      05/30/08      20,045,400
  17,000   XO Communications, Inc................................................     9.94      06/30/07      16,962,770
   4,058   Teligent, Inc. (b)....................................................     9.51      06/30/06       4,058,174
  10,000   Teligent, Inc. (b)....................................................     9.57      06/30/06       9,998,300
  30,000   WCI Capital Corp......................................................     11.43     09/30/07      29,236,400
                                                                                                          --------------
                                                                                                             195,736,069
                                                                                                          --------------
           TEXTILES (1.0%)
   7,960   Globe Manufacturing, Inc. (b).........................................     12.25     07/31/06       6,161,040
   4,198   Joan Fabrics Corp.....................................................     9.44      06/30/05       4,196,918
   2,174   Joan Fabrics Corp.....................................................     9.44      06/30/06       2,173,888
  10,802   Polymer Group, Inc. (b)...............................................     10.13     12/20/05      10,802,331
   4,000   Polymer Group, Inc. (b)...............................................     10.38     12/30/06       3,999,960
                                                                                                          --------------
                                                                                                              27,334,137
                                                                                                          --------------
           TRANSPORTATION (0.7%)
   9,925   Allied Worldwide, Inc. (b)............................................     10.64     11/18/07       9,923,214
   5,244   Quality Distribution, Inc. (b)........................................     8.91      08/28/05       5,244,089
   4,484   Quality Distribution, Inc. (b)........................................     9.14      02/28/06       4,481,628
                                                                                                          --------------
                                                                                                              19,648,931
                                                                                                          --------------
           WIRELESS COMMUNICATIONS (6.1%)
  13,547   Arch Paging, Inc. (b).................................................     13.63     06/30/06      13,545,609
  15,000   Cook Inlet/VoiceStream Operating Company, LLC.........................     10.63     12/31/08      15,157,500

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2000, CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON     MATURITY
THOUSANDS                                                                             RATE       DATE         VALUE
------------------------------------------------------------------------------------------------------------------------
 $22,500   Nextel Finance Co.....................................................     10.13%    06/30/08  $   22,695,975
  22,500   Nextel Finance Co.....................................................     10.31     12/31/08      22,695,975
  15,000   Nextel Partners Operating Corp........................................     11.41     01/29/08      14,872,350
  10,000   Nextel Partners Operating Corp........................................     11.22     07/29/08      10,041,700
  10,355   Powertel PCS, Inc. (b)................................................     9.69      12/31/08      10,352,948
  13,805   Powertel PCS, Inc. (Participation:
             Goldman Sachs & Co.) (c) (b)........................................     9.69      12/31/08      13,804,906
  15,000   VoiceStream PCS Holding L.L.C. & Omnipoint Finance, LLC...............     9.66      02/25/09      14,963,700
  25,000   VoiceStream PCS Holding L.L.C. & Omnipoint Finance, LLC...............     9.64      06/30/09      24,870,750
  12,500   Western Wireless Corp.................................................   9.38-9.44   09/30/08      12,552,500
                                                                                                          --------------
                                                                                                             175,553,913
                                                                                                          --------------

           TOTAL SENIOR COLLATERALIZED TERM LOANS
           (COST $2,523,383,252)........................................................................   2,477,544,228
                                                                                                          --------------
           SENIOR NOTES (b) (f) (0.3%)
           APPAREL/FOOTWEAR (0.0%)
   1,613   London Fog Industries,
             Inc.................................................................     10.00     02/27/03         629,121
                                                                                                          --------------
           CABLE/SATELLITE TV (0.3%)
   9,563   Supercanal Holdings S.A. (Argentina)..................................     11.25     10/12/02       7,880,297
                                                                                                          --------------

           TOTAL SENIOR NOTES
           (COST $11,452,484)...........................................................................       8,509,418
                                                                                                          --------------

NUMBER OF
 SHARES
---------
           COMMON STOCKS (g) (0.1%)
           APPAREL/FOOTWEAR (0.0%)
 129,050   London Fog Industries, Inc. (Restricted).................................................        --
                                                                                                      --------------
           AUTOMOTIVE AFTERMARKET (0.0%)
 100,632   Safelite Glass Corp. (b).................................................................          58,636
   6,793   Safelite Realty Corp. (b)................................................................           3,958
                                                                                                      --------------
                                                                                                              62,594
                                                                                                      --------------
           DATA PROCESSING SERVICES (0.1%)
 186,430   DecisionOne Corp. (b)....................................................................       1,414,286
                                                                                                      --------------

           TOTAL COMMON STOCKS
           (COST $3,735,788)........................................................................       1,476,880
                                                                                                      --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2000, CONTINUED

NUMBER OF                                                                                             EXPIRATION
WARRANTS                                                                                                 DATE         VALUE
--------------------------------------------------------------------------------------------------------------------------------
           WARRANT (b) (g) (0.0%)
           APPAREL/FOOTWEAR
   7,931   London Fog Industries, Inc. (Restricted) (Cost $1,722,237)...............................   02/27/05         --
                                                                                                                  --------------

PRINCIPAL
AMOUNT IN                                                                                      COUPON  MATURITY
THOUSANDS                                                                                       RATE     DATE
---------                                                                                      ------  --------
           SHORT-TERM INVESTMENTS (13.0%)
           COMMERCIAL PAPER (h) (12.4%)
           FINANCE -- AUTOMOTIVE (6.0%)
$ 40,000   Ford Motor Credit Co..............................................................   6.49%  10/05/00  $   39,963,944
  52,000   Ford Motor Credit Co. (i).........................................................   6.51   10/12/00      51,887,160
  20,000   General Motors Acceptance Corp....................................................   6.00   10/02/00      19,993,333
  60,000   General Motors Acceptance Corp....................................................   6.48   10/04/00      59,956,800
                                                                                                                 --------------
                                                                                                                    171,801,237
                                                                                                                 --------------
           FINANCE -- CONSUMER (4.2%)
 102,000   American Express Credit Corp......................................................   6.50   10/03/00     101,944,750
  18,000   American Express Credit Corp......................................................   6.56   10/06/00      17,980,320
                                                                                                                 --------------
                                                                                                                    119,925,070
                                                                                                                 --------------
           FINANCIAL PUBLISHING/SERVICES (2.2%)
  65,000   General Electric Capital Corp.....................................................   6.49   10/04/00      64,953,128
                                                                                                                 --------------

           TOTAL COMMERCIAL PAPER
           (COST $356,743,598).................................................................................     356,679,435
                                                                                                                 --------------

           REPURCHASE AGREEMENT (0.6%)
  18,718   The Bank of New York (dated 09/29/00; proceeds $18,727,472) (j)
             (COST $18,717,723)..............................................................   6.25   10/02/00      18,717,723
                                                                                                                 --------------

           TOTAL SHORT-TERM INVESTMENTS
           (COST $375,461,321).................................................................................     375,397,158
                                                                                                                 --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2000, CONTINUED

                                                                                                                  Value
----------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS
(COST $2,915,755,082) (k)..........................................................................   99.3%  $ 2,862,927,684

OTHER ASSETS IN EXCESS OF LIABILITIES..............................................................    0.7        21,401,930
                                                                                                     -----   ---------------

NET ASSETS.........................................................................................  100.0%  $ 2,884,329,614
                                                                                                     -----   ---------------
                                                                                                     -----   ---------------

---------------------

(a) Floating rate securities. Interest rates shown are those in effect at September 30, 2000.
(b) Valued using fair value procedures -- total aggregate value is $1,395,330,385.
(c) Participation interests were acquired through the financial institutions indicated parenthetically.
(d)  Non-income producing security; loan in default.
(e)  Payment-in-kind security.
(f)  Non-income producing security; note in default.
(g)  Non-income producing securities.
(h) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(i) A portion of this security is segregated in connection with unfunded loan commitments.
(j) Collateralized by $18,753,171 Federal Home Loan Mortgage Corp. 7.00% due 02/15/03 valued at $19,092,078.
(k) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $5,376,816 and the aggregate gross unrealized depreciation is $58,204,214, resulting in net unrealized depreciation of $52,827,398.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2000

ASSETS:
Investments in securities, at value (cost $2,915,755,082)...................................  $2,862,927,684
Cash........................................................................................       2,699,955
Receivable for:
    Interest................................................................................      24,803,642
    Shares of beneficial interest sold......................................................       5,410,414
    Investments sold........................................................................         124,478
Prepaid expenses and other assets...........................................................       1,066,150
                                                                                              --------------

     TOTAL ASSETS...........................................................................   2,897,032,323
                                                                                              --------------

LIABILITIES:
Payable for:
    Investment advisory fee.................................................................       2,002,816
    Dividends to shareholders...............................................................       1,371,494
    Administration fee......................................................................         593,862
Accrued expenses and other payables.........................................................         433,401
Deferred loan fees..........................................................................       8,301,136
Commitments and contingencies (Note 6)......................................................        --
                                                                                              --------------

     TOTAL LIABILITIES......................................................................      12,702,709
                                                                                              --------------

     NET ASSETS.............................................................................  $2,884,329,614
                                                                                              ==============

COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................................................  $2,948,052,125
Net unrealized depreciation.................................................................     (52,827,398)
Accumulated undistributed net investment income.............................................       2,777,873
Accumulated net realized loss...............................................................     (13,672,986)
                                                                                              --------------

     NET ASSETS.............................................................................  $2,884,329,614
                                                                                              ==============

NET ASSET VALUE PER SHARE,
  296,722,545 SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE)............           $9.72
                                                                                              ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2000

NET INVESTMENT INCOME

INCOME
Interest......................................................................................  $251,170,051
Facility, amendment and other loan fees.......................................................     5,646,808
Other.........................................................................................       155,899
                                                                                                ------------

     TOTAL INCOME.............................................................................   256,972,758
                                                                                                ------------

EXPENSES
Investment advisory fee.......................................................................    22,919,576
Administration fee............................................................................     6,771,743
Transfer agent fees and expenses..............................................................     1,049,805
Professional fees.............................................................................       896,208
Registration fees.............................................................................       368,280
Shareholder reports and notices...............................................................       357,746
Facility fees.................................................................................       162,005
Custodian fees................................................................................       126,096
Trustees' fees and expenses...................................................................        17,197
Other.........................................................................................       193,717
                                                                                                ------------

     TOTAL EXPENSES...........................................................................    32,862,373

Less: expense offset..........................................................................      (122,585)
                                                                                                ------------

     NET EXPENSES.............................................................................    32,739,788
                                                                                                ------------

     NET INVESTMENT INCOME....................................................................   224,232,970
                                                                                                ------------

NET REALIZED AND UNREALIZED LOSS:
Net realized loss.............................................................................    (5,523,905)
Net change in unrealized depreciation.........................................................   (38,361,789)
                                                                                                ------------

     NET LOSS.................................................................................   (43,885,694)
                                                                                                ------------

NET INCREASE..................................................................................  $180,347,276
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                         FOR THE YEAR        FOR THE YEAR
                                                                            ENDED               ENDED
                                                                      SEPTEMBER 30, 2000  SEPTEMBER 30, 1999
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income...............................................    $  224,232,970      $  161,147,785
Net realized gain (loss)............................................        (5,523,905)          1,067,708
Net change in unrealized depreciation...............................       (38,361,789)        (13,449,451)
                                                                        --------------      --------------

     NET INCREASE...................................................       180,347,276         148,766,042

Dividends from net investment income................................      (221,847,859)       (159,065,743)
Net increase from transactions in shares of beneficial interest.....       411,871,174         527,549,296
                                                                        --------------      --------------

     NET INCREASE...................................................       370,370,591         517,249,595

NET ASSETS:
Beginning of period.................................................     2,513,959,023       1,996,709,428
                                                                        --------------      --------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $2,777,873 AND
    $704,520, RESPECTIVELY).........................................    $2,884,329,614      $2,513,959,023
                                                                        ==============      ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED SEPTEMBER 30, 2000

INCREASE (DECREASE) IN CASH:

CASH FLOWS PROVIDED BY OPERATING ACTIVITIES:
Net investment income......................................................................  $   224,232,970
Adjustments to reconcile net investment income to net cash provided by operating activities:
Increase in receivables and other assets related to operations.............................       (7,779,372)
Increase in payables related to operations.................................................          451,183
Net loan fees received.....................................................................        6,014,732
Amortization of loan fees..................................................................       (5,646,808)
Accretion of discounts.....................................................................         (214,480)
                                                                                             ---------------

     NET CASH PROVIDED BY OPERATING ACTIVITIES.............................................      217,058,225
                                                                                             ---------------

CASH FLOWS USED FOR INVESTING ACTIVITIES:
Purchases of investments...................................................................   (1,220,677,158)
Principal repayments/sales of investments..................................................    1,088,204,725
Net sales/maturities of short-term investments.............................................     (275,511,011)
                                                                                             ---------------

     NET CASH USED FOR INVESTING ACTIVITIES................................................     (407,983,444)
                                                                                             ---------------

CASH FLOWS PROVIDED BY FINANCING ACTIVITIES:
Shares of beneficial interest sold.........................................................      594,981,844
Shares tendered............................................................................     (280,275,046)
Dividends from net investment income (net of reinvested dividends of $96,880,027)..........     (124,816,712)
                                                                                             ---------------

     NET CASH PROVIDED BY FINANCING ACTIVITIES.............................................      189,890,086
                                                                                             ---------------

NET DECREASE IN CASH.......................................................................       (1,035,133)

CASH BALANCE AT BEGINNING OF YEAR..........................................................        3,735,088
                                                                                             ---------------

CASH BALANCE AT END OF YEAR................................................................  $     2,699,955
                                                                                             ===============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Prime Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Trust's investment objective is to provide a high level of current income consistent with the preservation of capital. The Trust was organized as a Massachusetts business trust on August 17, 1989 and commenced operations on November 30, 1989.

The Trust offers and sells its shares to the public on a continuous basis. The Trustees intend, each quarter, to consider authorizing the Trust to make tender offers for all or a portion of its outstanding shares of beneficial interest at the then current net asset value of such shares.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) Certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (2) all other Senior Loans are valued at their fair value in accordance with procedures established in good faith by the Trustees. Under the procedures adopted by the Trustees, interests in Senior Loans are priced using a matrix which takes into account the relationship between current interest rates and interest rates payable on each Senior Loan, as well as the total number of days in each interest period and the period remaining until the next interest rate determination or maturity of the Senior Loan. Adjustments in the matrix-determined price of a Senior Loan will be made in the event of a default on a Senior Loan or a significant change in the creditworthiness of the borrower of the Senior Loan. The fair values determined in accordance with these procedures may differ significantly from the market values that would have been used had a ready market for these Senior Loans existed; (3) portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price; (4) all other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2000, CONTINUED

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Interest income is accrued daily except where collection is not expected. When the Trust buys an interest in a Senior Loan, it may receive a facility fee, which is a fee paid to lenders upon origination of a Senior Loan and/or a commitment fee which is paid to lenders on an ongoing basis based upon the undrawn portion committed by the lenders of the underlying Senior Loan. The Trust amortizes the facility fee and accrues the commitment fee over the expected term of the loan. When the Trust sells an interest in a Senior Loan, it may be required to pay fees or commissions to the purchaser of the interest. Fees received in connection with loan amendments are amortized over the expected term of the loan.

C. SENIOR LOANS -- The Trust invests primarily in Senior Loans to Borrowers. Senior Loans are typically structured by a syndicate of lenders ("Lenders"), one or more of which administers the Senior Loan on behalf of the Lenders ("Agent"). Lenders may sell interests in Senior Loans to third parties ("Participations") or may assign all or a portion of their interest in a Senior Loan to third parties ("Assignments"). Senior Loans are exempt from registration under the Securities Act of 1933. Presently, Senior Loans are not readily marketable and are often subject to restrictions on resale.

Some of the Trust's Senior Loans are "Revolver Loans." For these loans, the Trust commits to provide funding up to the face amount of the loan. The amount drawn down by the borrower may vary during the term of the loan.

D. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2000, CONTINUED

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS

Pursuant to an Investment Advisory Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Advisor"), the Trust pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.90% to the portion of the daily net assets not exceeding $500 million; 0.85% to the portion of the daily net assets exceeding $500 million but not exceeding
$1.5 billion; 0.825% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; and 0.80% to the portion of daily net assets exceeding $2.5 billion, but not exceeding $3 billion. Effective May 1, 2000, the Agreement was amended to reduce the annual rate to 0.775% of the portion of daily net assets in excess of $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Dean Witter Services Company Inc. (the "Administrator"), an affiliate of the Investment Advisor, the Trust pays an administration fee, calculated daily and payable monthly, by applying the annual rate of 0.25% to the Trust's daily net assets.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/principal repayments of portfolio securities, excluding short-term investments, for the year ended September 30, 2000 aggregated $1,220,677,158 and $1,087,893,769, respectively.

Shares of the Trust are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Advisor and Administrator. Pursuant to a Distribution Agreement between the Trust, the Investment Advisor and the Distributor, the Investment Advisor compensates the Distributor at an annual rate of 2.75% of the purchase price of shares purchased from the Trust. The Investment Advisor will compensate the Distributor at an annual rate of 0.10% of the value of shares sold for any shares that remain outstanding after one year from the date of their initial purchase. Any early withdrawal charge to defray distribution expenses will be charged to the shareholder in connection with shares held for four years or less which are accepted by the Trust for repurchase pursuant to tender offers. For the year ended September 30, 2000, the Investment Advisor has informed the Trust that it received approximately $3,361,000 in early withdrawal charges.

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2000, CONTINUED

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Advisor, Administrator and Distributor, is the Trust's transfer agent. At September 30, 2000, the Trust had transfer agent fees and expenses payable of approximately $1,900.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended September 30, 2000 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,863. At September 30, 2000, the Trust had an accrued pension liability of $52,664 which is included in accrued expenses in the Statement of Assets and Liabilities.

4. FEDERAL INCOME TAX STATUS

During the year ended September 30, 2000, the Trust utilized approximately $63,000 of its net capital loss carryover. At September 30, 2000, the Trust had a net capital loss carryover of approximately $7,660,000 which will be available through September 30, 2007 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Trust's next taxable year. The Trust incurred and will elect to defer net capital loss of approximately $5,362,000 during fiscal 2000.

As of September 30, 2000, the Trust had temporary book/tax differences primarily attributable to post-October losses and tax adjustments on revolver loans held by the Trust and permanent book/tax differences attributable to revolver loans sold by the Trust. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged and accumulated net realized loss was credited $311,758.

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2000, CONTINUED

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                     SHARES         AMOUNT
                                                                   -----------  --------------
Balance, September 30, 1998......................................  201,526,077  $2,008,631,657
Shares sold......................................................   65,236,515     645,727,385
Shares issued to shareholders for reinvestment of dividends......    7,070,460      69,946,361
Shares tendered (four quarterly tender offers)...................  (19,019,056)   (188,124,450)
                                                                   -----------  --------------
Balance, September 30, 1999......................................  254,813,996   2,536,180,953
Shares sold......................................................   60,576,915     595,266,193
Shares issued to shareholders for reinvestment of dividends......    9,863,237      96,880,027
Shares tendered (four quarterly tender offers)...................  (28,531,603)   (280,275,046)
                                                                   -----------  --------------
Balance, September 30, 2000......................................  296,722,545  $2,948,052,127
                                                                   ===========  ==============

On October 26, 2000, the Trustees approved a tender offer to purchase up to 20 million shares of beneficial interest to commence on November 15, 2000.

6. COMMITMENTS AND CONTINGENCIES

As of September 30, 2000, the Trust had unfunded loan commitments pursuant to the following loan agreements:

                                                                    UNFUNDED
BORROWER                                                           COMMITMENT
--------                                                           -----------
Arena Brands, Inc................................................  $   664,583
Aurora Foods, Inc................................................      126,752
Bridge Information Systems, Inc..................................      417,437
Crown Paper Co...................................................      413,042
Jet Plastica Industries, Inc.....................................    1,375,633
Nassau Broadcasting Partners I, LLC (Term C).....................    2,800,000
Spalding Holdings Corp...........................................    1,842,353
Teligent, Inc. (Multi-Draw)......................................    2,608,696
Teligent, Inc. (Revolver)........................................    3,333,333
World Kitchen Consumer Products, Inc.............................       20,727
                                                                   -----------
                                                                   $13,602,556
                                                                   ===========

The total value of securities segregated for unfunded loan commitments was $19,956,600.

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                          FOR THE YEAR ENDED SEPTEMBER 30,
                             ----------------------------------------------------------
                                2000         1999        1998        1997        1996
---------------------------------------------------------------------------------------
SELECTED PER SHARE DATA:

Net asset value, beginning
 of period.................  $     9.87     $  9.91     $  9.95     $  9.94     $  9.99
                             ----------     -------     -------     -------     -------

Income (loss) from
 investment operations:
   Net investment income...        0.82        0.70        0.71        0.75        0.74
   Net realized and
   unrealized gain
   (loss)..................       (0.16)      (0.05)      (0.03)      --          (0.04)
                             ----------     -------     -------     -------     -------

Total income from
 investment operations.....        0.66        0.65        0.68        0.75        0.70
                             ----------     -------     -------     -------     -------

Less dividends and
 distributions from:
   Net investment income...       (0.81)      (0.69)      (0.72)      (0.74)      (0.75)
   Net realized gain.......      --           --          --          --          --
                             ----------     -------     -------     -------     -------

Total dividends and
 distributions.............       (0.81)      (0.69)      (0.72)      (0.74)      (0.75)
                             ----------     -------     -------     -------     -------

Net asset value, end of
 period....................  $     9.72     $  9.87     $  9.91     $  9.95     $  9.94
                             ==========     =======     =======     =======     =======

TOTAL RETURN+..............        6.87%       6.72%       7.14%       7.78%       7.25%

RATIOS TO AVERAGE NET
ASSETS:
Expenses...................        1.21%       1.22%       1.29%       1.40%       1.46%

Net investment income......        8.26%       7.02%       7.17%       7.53%       7.50%

SUPPLEMENTAL DATA:
Net assets, end of period,
 in thousands..............  $2,884,330     $2,513,959  $1,996,709  $1,344,603  $939,471

Portfolio turnover rate....          45%         44%         68%         86%         72%

                                          FOR THE YEAR ENDED SEPTEMBER 30,
                             ----------------------------------------------------------
                               1995        1994        1993         1992         1991
---------------------------  ----------------------------------------------------------
SELECTED PER SHARE DATA:
Net asset value, beginning
 of period.................  $  10.00     $  9.91     $  9.99     $  10.00     $  10.00
                             --------     -------     -------     --------     --------
Income (loss) from
 investment operations:
   Net investment income...      0.82        0.62        0.55         0.62         0.84
   Net realized and
   unrealized gain
   (loss)..................      0.01        0.09       (0.08)       (0.01)       --
                             --------     -------     -------     --------     --------
Total income from
 investment operations.....      0.83        0.71        0.47         0.61         0.84
                             --------     -------     -------     --------     --------
Less dividends and
 distributions from:
   Net investment income...     (0.81)      (0.62)      (0.55)       (0.62)       (0.84)
   Net realized gain.......     (0.03)      --          --           --           --
                             --------     -------     -------     --------     --------
Total dividends and
 distributions.............     (0.84)      (0.62)      (0.55)       (0.62)       (0.84)
                             --------     -------     -------     --------     --------
Net asset value, end of
 period....................  $   9.99     $ 10.00     $  9.91     $   9.99     $  10.00
                             ========     =======     =======     ========     ========
TOTAL RETURN+..............      8.57%       7.32%       4.85%        6.23%        8.77%
RATIOS TO AVERAGE NET
ASSETS:
Expenses...................      1.52%       1.60%       1.45%        1.47%        1.52%
Net investment income......      8.11%       6.14%       5.53%        6.14%        8.23%
SUPPLEMENTAL DATA:
Net assets, end of period,
 in thousands..............  $521,361     $305,034    $311,479    $413,497     $479,941
Portfolio turnover rate....       102%        147%         92%          46%          42%

---------------------

 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
     Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Dean Witter Prime Income Trust (the "Trust"), including the portfolio of investments, as of September 30, 2000, and the related statements of operations and cash flows, changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended September 30, 1999 and the financial highlights for each of the respective periods ended September 30, 1999 were audited by other independent accountants whose report, dated November 15, 1999, expressed an unqualified opinion on that statement and the financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2000, by correspondence with the custodian and selling or agent banks. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Prime Income Trust as of September 30, 2000, the results of its operations, its cash flows, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
NOVEMBER 13, 2000

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000 PrincewaterhouseCoopers LLP resigned as independent accountants of the Trust.

The reports of PricewaterhouseCoopers LLP in the financial statements of the Trust for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years and through July 1, 2000 there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such years.

The Trust, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants as of July 1, 2000.

TRUSTEES
----------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
-----------------------------------
Charles A. Fiumefreddo
CHAIRMAN AND CHIEF EXECUTIVE OFFICER
Mitchell M. Merin
PRESIDENT
Barry Fink
VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
Rajesh K. Gupta
VICE PRESIDENT
Sheila A. Finnerty
VICE PRESIDENT
Peter Gewirtz
ASSISTANT VICE PRESIDENT
Thomas F. Caloia
TREASURER

TRANSFER AGENT
------------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
------------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISOR
-------------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

This report is submitted for the
general information of
shareholders of the Trust. For
more detailed information about
the Trust, its officers and
trustees, fees, expenses and
other pertinent information,
please see the prospectus of the
Trust.

This report is not authorized
for distribution to prospective
investors in the Trust unless
preceded or accompanied by an
effective prospectus. Read the
prospectus carefully before
investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.



MORGAN STANLEY
DEAN WITTER
PRIME INCOME TRUST




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ANNUAL REPORT
SEPTEMBER 30, 2000